Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations [text block] [Abstract]
Schedule of acquisition consideration
USD in thousands

Cash paid	$1,404
Payables for acquisition(a)	210

Total acquisition cost	1,614

USD in thousands

Cash paid at closing	$95,000
Contingent consideration liability (a)	21,705
Deferred consideration (b)	13,788
Settlement of preexisting relationship (c)	(3,786)

Total acquisition cost	126,707

Schedule of fair value of assets and liabilities on acquisition
USD in thousands

Inventories	184
Property, plant and equipment	82
Intangible assets (a)	962
1,228

Other current liability	(30)

Net identifiable assets	1,198
Goodwill arising on acquisition (b)	416

Total acquisition cost	1,614

Fair value USD in thousands

Inventory(a)	22,849
Intangible assets(b)	121,174
Assumed liability(c)	(47,213)
Net identifiable assets	98,810

Goodwill arising on acquisition(d)	29,897

Total acquisition cost	126,707

Schedule of intangible assets
Fair value USD in thousands

Customer Relations (1)	33,514
Intellectual property (2)	79,141
Assumed contract manufacturing agreement (3)	8,519
Total Intangible assets	121,174